Investments In Affiliated Companies, Partnership And Other Companies (Investments In Companies Accounted For Under The Equity Method) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended														12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 SCD [Member]		Dec. 31, 2011 SCD [Member]		Dec. 31, 2012 VSI [Member]		Dec. 31, 2011 VSI [Member]		Dec. 31, 2012 Opgal [Member]		Dec. 31, 2011 Opgal [Member]		Dec. 31, 2011 UTI Netcity [Member]		Dec. 31, 2010 UTI Netcity [Member]	Dec. 31, 2012 UTI Netcity [Member]		Dec. 31, 2012 Others [Member]		Dec. 31, 2011 Others [Member]		Dec. 31, 2012 Rafael Advanced Defense Systems Ltd [Member]	Dec. 31, 2012 Rockwell Collins Inc [Member]	Dec. 31, 2012 RCEVS [Member]	Dec. 31, 2012 Subsidiary Of Rafael [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	$ 122,237	$ 105,914	$ 68,692	[1]	$ 63,854	[1]	$ 16,715	[2]	$ 8,154	[2]	$ 13,470	[3]	$ 14,626	[3]	$ 10,418	[4]		$ 12,129	[4]	$ 11,231	[5]	$ 8,862	[5]
Ownership percentage in subsidiaries																		40.00%
Equity method investment ownership percentage	51.00%		50.00%				50.00%				50.10%													50.00%	50.00%	50.00%	49.90%
Additions to equity method investments	$ 2,789														$ 8,100		$ 2,700

[1]	Semi Conductor Devices ("SCD") is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. ("Rafael"). SCD is engaged in the development and production of various thermal detectors and laser diodes. SCD is jointly controlled and therefore is not consolidated in the Company's financial statements.
[2]	Vision Systems International LLC ("VSI") based in San Jose, is a California limited liability company that is held 50% by ESA and 50% by a subsidiary of Rockwell Collins Inc. VSI operates in the area of helmet mounted display systems for fixed-wing military aircraft. VSI is jointly controlled and therefore is not consolidated in the Company's financial statements. In November 2012, Rockwell Collins and ESA established Rockwell Collins ESA Vision Systems LLC ("RCEVS"), a Delaware limited liability company, held 50% by each party, which will engage in similar activities to VSI .
[3]	Opgal Optronics Industries Ltd. ("Opgal") is an Israeli company owned 50.1% by the Company and 49.9% by a subsidiary of Rafael. Opgal focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Opgal with Rafael, and therefore Opgal is not consolidated in the Company's financial statements.
[4]	UTI NETCITY Investments ("Netcity") is a Romanian company held 40% by the Company. During 2011, the Company invested in Netcity approximately $8,100, in addition to $2,700 that were invested in 2010. Netcity is engaged in the construction of fiber-telecommunication networks in Romania.
[5]	During 2012, the Company invested in an Asian company approximately $2,789. The Asian company in which the Company holds 51%, is engaged in the assembly and maintenance of communication equipment. The Asian company is not controlled by the Company since the partner has participation rights in the day-to-day to operations, and therefore the Company is not consolidated in the Company's financial statements.